Summary of Significant Accounting Policies - Exchange Memberships and Stock (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Virtu Financial, LLC and subsidiaries | Operations and administrative expense | Exchange stock
Exchange Memberships and Stock
Impairment charge	$ 0.0	$ 0.6	$ 0.4